Note 4 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.
   PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	2020	2019
Computer equipment	$32,500	$32,500
Furniture and fixtures	9,208	9,208
Accumulated depreciation	(41,708)	(41,117)
Property and equipment, net	$-	$591

Depreciation expense for the years ended
December
31,
2020
and
2019
was
$591
and
$645
respectively.